Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shares
Shares
a) Common shares
Issued and outstanding:

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2017	28,070,150	(2,617,926)	25,452,224
Issued upon exercise of stock options	297,940	—	297,940
Issued upon conversion of convertible debentures	2,211	—	2,211
Purchase of treasury shares	—	(660,620)	(660,620)
Settlement of certain equity classified stock-based compensation	—	1,193,935	1,193,935
Retired through share purchase program	(1,281,485)	—	(1,281,485)
Issued and outstanding at December 31, 2018	27,088,816	(2,084,611)	25,004,205
Issued upon exercise of stock options	327,000	—	327,000
Issued upon conversion of convertible debentures	87,096	—	87,096
Purchase of treasury shares	—	(735,857)	(735,857)
Settlement of certain equity classified stock-based compensation	—	1,095,001	1,095,001
Issued and outstanding at December 31, 2019	27,502,912	(1,725,467)	25,777,445

Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2019, the Company repurchased 513,540 shares for $7,246 to satisfy the recipient tax withholding requirements (year ended December 31, 2018 - 553,036 shares for $4,308). The repurchased shares are included in the purchase of treasury shares for settlement of certain equity classified stock-based compensation.
b) Net income per share

Year ended December 31,	2019	2018
Net income available to common shareholders	$36,878	$15,286
Interest from convertible debentures (after tax)	3,590	1,792
Diluted net income available to common shareholders	$40,468	$17,078

Weighted-average number of common shares	25,444,374	24,991,517
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,898,645	2,394,824
Dilutive effect of stock options	255,378	357,026
Dilutive effect of 5.00% convertible debentures	1,647,487	—
Dilutive effect of 5.50% convertible debentures	3,597,327	3,684,424
Weighted-average number of diluted common shares	32,843,211	31,427,791

Basic net income per share	$1.45	$0.61
Diluted net income per share	$1.23	$0.54

For the year ended December 31, 2019, there were no securities that were anti-dilutive. For the year ended December 31, 2018, there were 14,247 stock options that were anti-dilutive and therefore were not considered in computing diluted net income per share.
c) Share purchase programs
Commencing on August 14, 2017, the Company engaged in a normal course issuer bid ("NCIB") under which a maximum number of 2,424,333 common shares were authorized to be purchased. During the year ended December 31, 2018, the Company purchased and subsequently cancelled 1,281,485 shares under this NCIB, which resulted in a reduction of common shares of $10,975 and an increase to additional paid-in capital of $1,435. This NCIB expired on August 13, 2018.
d) Dividends
The Company will pay an annual aggregate dividend of $0.12 per common share in 2019 and intends to pay $0.16 in subsequent years, payable on a quarterly basis.

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q4 2018	October 29, 2018	$0.02	November 30, 2018	January 4, 2019	$500
Q1 2019	February 25, 2019	$0.02	March 12, 2019	April 5, 2019	$503
Q2 2019	April 30, 2019	$0.02	May 31, 2019	July 5, 2019	$505
Q3 2019	July 30, 2019	$0.04	August 31, 2019	October 4, 2019	$1,028
Q4 2019	October 29, 2019	$0.04	November 30, 2019	January 3, 2020	$1,030